Financial Instruments - Fair Value Measurements (Details) - Schedule of Financial Instruments Not Carried at Fair Value - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Financial assets
Cash and cash equivalents	$ 6,281,374	$ 3,853,281	$ 26,783,791
Accounts receivable	290,871	255,175	204,198
Receivable from government authorities	4,232,229	4,211,143	4,649,100
Long term investments	319,401	254,032	399,806
Other financial assets	965,318	887,440	1,214,925
Total assets	12,089,193	9,461,071	33,251,819
Financial liabilities
Accounts payable	14,179,685	6,547,978	6,318,686
Debt	4,418,400	5,509,948	12,248,554
Other financial liabilities	1,516,260	1,349,393	1,618,840
Total liabilities	$ 20,114,345	$ 13,407,319	$ 20,186,080